Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions

Note 29: Related Party Transactions

As of December 31, 2017, Woodbridge beneficially owned approximately 64% of the Company’s shares.

Transactions with Woodbridge

From time to time, in the normal course of business, the Company enters into transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not significant to the Company’s results of operations or financial condition either individually or in the aggregate.

In January 2016 and December 2016, the Company sold a Canadian wholly owned subsidiary to a company affiliated with Woodbridge for $16 million and $15 million, respectively. The subsidiaries’ assets consisted of accumulated losses that management did not expect to utilize against future taxable income prior to their expiry. As such, no tax benefit for the losses had been recognized in the consolidated financial statements. Under Canadian law, certain losses may only be transferred to related companies, such as those affiliated with Woodbridge. The Company recorded a gain of $31 million in 2016 within “Other operating (losses) gains, net” within the consolidated income statement. For each of these transactions, the board of directors’ Corporate Governance Committee obtained an independent fairness opinion. The Company utilized each independent fairness opinion to determine that the negotiated price between the Company and the purchaser was reasonable. After receiving recommendations of the Corporate Governance Committee, the board of directors approved these transactions. Directors who were not considered independent because of their positions with Woodbridge refrained from deliberating and voting on the matters at both the committee and board meetings.

Transactions with associates and joint ventures

From time to time, the Company enters into transactions with its investments in associates and joint ventures. These transactions typically involve providing or receiving services and are entered into in the normal course of business.

In connection with the 2008 acquisition of Reuters, the Company assumed a lease agreement with 3XSQ Associates, an entity owned by a subsidiary of the Company and Rudin Times Square Associates LLC that was formed to build and operate the 3 Times Square property and building in New York, New York. The Company follows the equity method of accounting for its investment in 3XSQ Associates. The lease provides the Company with approximately 690,000 square feet of office space until 2021 and includes provisions to terminate portions early and various renewal options. In 2017, the Company’s costs under this lease arrangement for rent, taxes and other expenses were $40 million (2016 - $39 million).

Compensation of key management personnel

Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2017	2016
Salaries and other benefits	39	29
Share-based payments(1)	22	27
Total compensation	61	56

(1) Share-based payments exclude mark-to-market fair value adjustments in 2016.

Key management personnel are comprised of the Company’s directors and executive officers.